Fair value measurements and Hedging:	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging:

13.       Fair value measurements and Hedging:

Fair value measurements

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging”.

Interest rate swaps

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risks associated with changing interest rates with respect to certain of its credit facilities.

As of December 31, 2019 the Company had no interest rate swaps open positions.

During the six month period ended June 30, 2020, the Company entered into various interest rate swaps with ING Bank N.V (“ING”), DNB Bank ASA (“DNB”), Skandinaviska Enskilda Banken AB (“SEB”) and Citibank Europe PLC (“Citi”) to convert a portion of its debt from floating to fixed rate. The following table summarizes the interest rate swaps in place as of June 30, 2020.

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Amortizing Notional amount
ING	10 March 2020	29 March 2020	29 March 2026	0.7000%	from $29.96 mil to $17.65 mil
DNB	25 March 2020	30 March 2020	28 September 2023	0.6370%	from $128.91 mil to $51.02 mil
SEB	25 March 2020	30 March 2020	28 September 2023	0.6320%	from $51.57 mil to $20.41 mil
ING	10 March 2020	2 April 2020	2 October 2025	0.7000%	from $19.69 mil to $9.84 mil
ING	10 March 2020	2 April 2020	2 October 2025	0.7000%	from $19.69 mil to $9.84 mil
ING	18 March 2020	3 April 2020	3 April 2023	0.6750%	from $16.16 mil to $12.74 mil
SEB	6 March 2020	30 April 2020	30 January 2025	0.7270%	from $29.44 mil to $19.25 mil
SEB	6 March 2020	30 April 2020	30 January 2025	0.7270%	from $29.44 mil to $19.25 mil
Citi	11 June 2020	30 July 2020	18 October 2023	0.3300%	from $104.45 mil to $60.65 mil
Citi	11 June 2020	10 August 2020	10 May 2024	0.3510%	from $56.07 mil to $37.91 mil
Citi	11 June 2020	22 June 2020	20 December 2023	0.3380%	from $94.54 mil to $51.25 mil
Citi	11 June 2020	29 June 2020	28 August 2023	0.3280%	from $56.915 mil to $31.235 mil
Citi	11 June 2020	21 July 2020	21 July 2023	0.3250%	from $99.815 mil to $75.42 mil
Citi	11 June 2020	28 August 2020	28 May 2024	0.3520%	from $31.35 mil to $21.13 mil
Citi	11 June 2020	1 September 2020	1 March 2024	0.3430%	from $33.39 mil to $25.35 mil

The above interest rate swaps were designated and qualified as cash flow hedges. The effective portion of the unrealized gains/losses from those swaps is recorded in Other Comprehensive Income / (Loss). No portion of the cash flow hedges was ineffective during the six-month period ended June 30, 2020.

A loss of approximately $1,621 in connection with the interest rate swaps is expected to be reclassified into earnings during the following 12-month period when realized.

Freight Derivatives and Bunker Swaps

During the year ended December 31, 2019 and the six-month period ended June 30, 2020, the Company entered into a certain number of freight derivatives, including freight forward agreements (“FFAs”), freight options and bunker swaps, the results of which for the six-month periods ended June 30, 2019 and 2020 and the valuation of their open positions as at December 31, 2019 and June 30, 2020 are presented in the tables below.

As of June 30, 2020, the Company had outstanding hedging for (i) 71,000 metric tons of its estimated fuel consumption by selling the 2020 Singapore spread between Very Low Sulfur Fuel oil (VLSFO) – High Sulfur Fuel Oil (HSFO) at an average price of $232 per ton for the remainder of 2020 and (ii) 24,000 metric tons of its estimated fuel consumption by selling the 2021 Singapore spread between VLSFO –HSFO at an average price of $106 per ton.

The amounts of Gain / (Loss) on interest rate swaps, freight derivatives and bunker swaps recognized in the unaudited interim condensed consolidated statements of operations, are analyzed as follows:

	Six months ended June 30,
	2019	2020
Consolidated Statement of Operations

Interest and finance costs
Reclassification adjustments of interest rate swap gain/(loss) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	—	492
Total Gain/(loss) recognized	$—	$492

Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements and freight options	8,337	11,635
Realized gain/(loss) on bunker swaps	33	7,957
Unrealized gain/(loss) on forward freight agreements and freight options	(2,290)	(12,555)
Unrealized gain/(loss) on bunker swaps	1,303	12,495
Total Gain/(loss) recognized	$7,383	$19,532

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2019 and June 30, 2020. The fair value of freight derivatives and bunker swaps was determined through Level 1 inputs of the fair value hierarchy (quoted prices from the applicable exchanges such as London Clearing House (LCH) or Singapore Exchange (SGX)), while the fair value of the interest rate swaps was determined through Level 2 inputs of the fair value hierarchy (such as interest rate curves).

Quoted Prices in Active Markets for Identical Assets (Level 1)
		December 31, 2019		June 30, 2020
	Balance Sheet location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Freight derivatives - current	Derivatives, current asset portion	$ 216	—	$ 1,171	—
Bunker swaps - current	Derivatives, current asset portion	—	—	$ 10,771	—
Total		$ 216	—	$ 11,942	—
LIABILITIES
Freight derivatives - current	Derivatives, current liability portion	—	—	$ 12,893	—
Bunker swaps - current	Derivatives, current liability portion	$ 1,724	—	—	—
Total		$ 1,724	—	$ 12,893	—

		Significant Other Observable Inputs (Level 2)
		December 31, 2019		June 30, 2020
	Balance Sheet location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$ —	$—	$ —	108
Total		$—	—	$—	108
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$—	—	$—	1,526
Interest rate swaps - non-current	Derivatives, non-current liability portion	$—	—	$—	3,757
Total		$—	—	$—	5,283

Certain of the Company’s financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2019 and June 30, 2020 amounted to $407 and $22,617, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets.

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and financing under bareboat leases (Level 2), bearing interest at variable interest rates, approximates their recorded values as of June 30, 2020, due to the variable interest rate nature thereof. The fair value of the DSF $55,000 Facility, measured through level 2 inputs (such as interest rate curves) is $55,667, which is $667 higher than the loans book value of $55,000.

The 2022 Notes have a fixed rate, and their estimated fair value, determined through Level 1 inputs of the fair value hierarchy (quoted price on NASDAQ under the ticker symbol SBLKZ ), was $48,800 as of June 30, 2020.